Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenues – third party customers	$ 3,318,294	$ 8,110,401	$ 16,935,384
Revenues – related parties	281,784	228,814	83,972
Total Revenues	3,600,078	8,339,215	17,019,356
Cost of revenues – third party customers	3,039,296	6,193,505	11,724,160
Cost of revenues – related parties	175,053	148,034	54,598
Total cost of revenues	3,214,349	6,341,539	11,778,758
Gross Profit	385,729	1,997,676	5,240,598
Operating Expenses:
Selling expenses	826,242	1,085,602	951,532
General and administrative expenses	4,619,058	3,971,496	3,277,357
Bad debt expenses	2,250,334	909,931	4,636,443
Impairment of fixed assets	4,344,133	2,267,485	674,501
Research and development expenses	346,951	334,904	438,371
Total Operating Expenses	12,386,718	8,569,418	9,978,204
Loss from Operations	(12,000,989)	(6,571,742)	(4,737,606)
Other Income (Expenses):
Interest expense	(103,340)	(857,551)	(691,833)
Interest income	1,898	(64)	4,262
Other income (expenses), net	(26,991)	480,054	284,298
Loss from disposal of REIT Changjiang	(6,293,149)
Gain from disposal of Gu’an REIT		2,231,270
Share of losses in equity method investments	(142,673)
Change in fair value convertible debt	(1,908,830)
Total Other Income (Expenses), net	(8,473,085)	1,853,709	(403,273)
Loss before provision for income taxes	(20,474,074)	(4,718,033)	(5,140,879)
Provision for income taxes	3,469	569,974	411,054
Net loss from continuing operations	(20,477,543)	(5,288,007)	(5,551,933)
Net loss from discontinued operations, net of taxes	(1,596,390)	(7,612,601)	(9,545,316)
Net Loss	(22,073,933)	(12,900,608)	(15,097,249)
Less: net loss attributable to noncontrolling interest	(969,107)	(1,126,845)	(294,635)
Net loss attributable to ReTo Eco-Solutions, Inc.	(21,104,826)	(11,773,763)	(14,802,614)
Comprehensive Loss:
Net Loss	(22,073,933)	(12,900,608)	(15,097,249)
Other Comprehensive income (loss):
Foreign currency translation adjustments	493,769	1,923,316	(576,743)
Comprehensive Loss	(21,580,164)	(10,977,292)	(15,673,992)
Less: comprehensive loss attributable to noncontrolling interest	(938,771)	(1,132,148)	(449,125)
Comprehensive loss attributable to ReTo Eco-Solutions, Inc.	(20,641,393)	(9,845,144)	(15,224,867)
Net loss attributable to ReTo Eco-Solutions, Inc.
Continuing operations	(19,508,436)	(4,161,162)	(5,257,298)
Discontinued operations	(1,596,390)	(7,612,601)	(9,545,316)
Total	$ (21,104,826)	$ (11,773,763)	$ (14,802,614)
Basic And Diluted Loss Per Share Attributable To Reto Eco-Solutions, Inc.
Continuing operations (in Dollars per share)	$ (0.75)	$ (0.17)	$ (0.23)
Discontinued operations (in Dollars per share)	(0.06)	(0.32)	(0.42)
Total (in Dollars per share)	$ (0.81)	$ (0.49)	$ (0.65)
Weighted average number of shares
Basic and diluted (in Shares)	26,160,750	24,124,884	22,888,219